OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2022 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.22%
CLOSED-END FUNDS - 20.56%
CORE - 5.88%
Adams Diversified Equity Fund, Inc.	1,277,148	$18,442,017
General American Investors Company, Inc.	507,020	16,888,836
Royce Micro-Cap Trust, Inc.	191,929	1,598,769
Royce Value Trust, Inc.	405,543	5,580,272
Source Capital, Inc.	63,351	2,280,636
Tri-Continental Corporation	138,141	3,633,108
		48,423,638
CORPORATE DEBT BBB RATED - 0.29%
BlackRock Credit Allocation Income Trust	195,209	2,422,550

DEVELOPED MARKET - 0.37%
Aberdeen Japan Equity Fund, Inc.	5,299	36,934
European Equity Fund, Inc. (The)	8,630	75,254
Japan Smaller Capitalization Fund, Inc.	132,406	1,161,200
New Germany Fund, Inc. (The)	48,809	681,862
New Ireland Fund, Inc. (The) *	66,227	596,043
Swiss Helvetia Fund, Inc. (The)	63,785	484,766
		3,036,059
EMERGING MARKETS - 1.20%
Central and Eastern Europe Fund, Inc.	65,843	1,583,590
China Fund, Inc. (The)	46,625	950,218
First Trust/Aberdeen Emerging Opportunity Fund	3,817	51,339
Herzfeld Caribbean Basin Fund, Inc. (The) *	14,016	81,994
Mexico Equity & Income Fund, Inc. (The)	19,875	210,079
Mexico Fund, Inc. (The)	200,944	2,781,064
Morgan Stanley China A Share Fund, Inc.	7,700	179,718
Morgan Stanley India Investment Fund, Inc. *	105,982	2,215,024
Taiwan Fund, Inc. (The) *	21,999	394,441
Templeton Dragon Fund, Inc.	26,600	528,808
Templeton Emerging Markets Fund	64,311	956,948
		9,933,223
ENERGY MLP FUNDS - 0.58%
ClearBridge Energy Midstream Opportunity Fund Inc.	6,400	61,504

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
ENERGY MLP FUNDS - 0.58% (Continued)
Cushing Energy Income Fund (The)	20,140	$152,258
Kayne Anderson Midstream/Energy Fund, Inc.	90,066	1,071,785
Kayne Anderson MLP/Midstream Investment Company	194,600	3,119,439
Neuberger Berman MLP Income Fund Inc.	41,567	330,873
		4,735,859
GENERAL BOND - 0.05%
Eaton Vance Limited Duration Income Fund	34,862	441,016

GLOBAL - 2.62%
Aberdeen Global Dynamic Dividend Fund	136,448	1,292,163
Aberdeen Total Dynamic Dividend Fund	1,000,557	8,254,595
Clough Global Dividend and Income Fund	810	8,991
Clough Global Opportunities Fund	257,403	2,486,513
Delaware Enhanced Global Dividend and Income Fund	120,258	1,162,895
Eaton Vance Tax-Advantaged Global Dividend Income Fund	154,311	2,397,993
Gabelli Global Small and Mid Cap Value Trust (The)	113,050	1,329,468
GDL Fund (The)	262,556	2,510,035
Lazard World Dividend & Income Fund, Inc.	23,111	229,030
Royce Global Value Trust, Inc.	172,069	1,731,014
Wells Fargo Global Dividend Opportunity Fund	37,262	195,253
		21,597,950
GLOBAL INCOME - 0.28%
BrandywineGLOBAL - Global Income Opportunities Fund Inc.	206,252	2,295,585

HIGH YIELD LEVERAGED - 0.06%
Franklin Universal Trust	71,018	500,677

INCOME & PREFERRED STOCK - 0.20%
Eagle Growth and Income Opportunities Fund	102,066	1,568,754
LMP Capital and Income Fund Inc.	5,343	68,925
		1,637,679

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
NATURAL RESOURCES - 2.23%
Adams Natural Resources Fund, Inc.	535,580	$8,981,676
BlackRock Energy and Resources Trust	143,328	1,735,702
BlackRock Resources & Commodities Strategy Trust	931,650	7,611,581
		18,328,959
OPTION ARBITRAGE/OPTIONS STRATEGIES - 2.00%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	888,523	10,715,587
BlackRock Enhanced Equity Dividend Trust	15,677	134,038
BlackRock Enhanced Global Dividend Trust	354,488	3,793,022
BlackRock Enhanced International Dividend Trust	78,293	435,309
Cohen & Steers Global Income Builder, Inc.	4,000	34,120
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	12,824	125,290
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	81,108	660,220
Voya Asia Pacific High Dividend Equity Income Fund	57,886	541,813
		16,439,399
PACIFIC EX JAPAN - 0.11%
Korea Fund, Inc. (The)	30,161	882,812

REAL ESTATE - 1.81%
Aberdeen Global Premier Properties Fund	472,808	2,841,576
CBRE Clarion Global Real Estate Income Fund	1,018,594	7,608,897
Cohen & Steers REIT and Preferred Income Fund, Inc.	103,040	2,122,624
RMR Real Estate Income Fund	125,575	2,346,996
		14,920,093
SECTOR EQUITY - 1.79%
Gabelli Healthcare & WellnessRx Trust (The)	250,433	2,632,051
GAMCO Natural Resources, Gold & Income Trust	10,814	61,099
Nuveen Real Asset Income and Growth Fund	395,822	6,348,985
Tekla Healthcare Opportunities Fund	287,524	5,066,173
Tekla Life Sciences Investors	21,000	359,730
Tekla World Healthcare Fund	21,220	271,828
		14,739,866
UTILITY - 1.09%
Duff & Phelps Global Utility Income Fund Inc.	301,400	4,502,916

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
UTILITY - 1.09% (Continued)
Gabelli Global Utility & Income Trust (The)	677	$12,633
Macquarie Global Infrastructure Total Return Fund Inc.	201,209	4,464,828
		8,980,377

TOTAL CLOSED-END FUNDS		169,315,742

COMMUNICATION SERVICES - 9.23%
Alphabet, Inc. - Class C *	27,405	32,154,561
Comcast Corporation - Class A	280,000	11,194,400
Facebook, Inc. - Class A *	50,500	8,417,845
Verizon Communications, Inc.	250,000	14,782,500
Walt Disney Company (The)	85,000	9,437,550
		75,986,856
CONSUMER DISCRETIONARY - 8.44%
Amazon.com, Inc. *	14,000	24,930,500
AutoZone, Inc. *	1,200	1,228,944
Booking Holdings Inc. *	2,200	3,838,802
Dollar General Corporation	14,000	1,670,200
Home Depot, Inc. (The)	69,600	13,355,544
Lowe's Companies, Inc.	30,000	3,284,100
McDonald's Corporation	21,700	4,120,830
NIKE, Inc. - Class B	65,000	5,473,650
Ross Stores, Inc.	24,000	2,234,400
Starbucks Corporation	69,000	5,129,460
TJX Companies, Inc. (The)	80,000	4,256,800
		69,523,230
CONSUMER STAPLES - 5.78%
Costco Wholesale Corporation	25,500	6,174,570
Hormel Foods Corporation	31,000	1,387,560
PepsiCo, Inc.	70,000	8,578,500
Procter & Gamble Company (The)	99,000	10,300,950
Sysco Corporation	32,500	2,169,700
Walgreens Boots Alliance, Inc.	46,000	2,910,420
Walmart, Inc.	165,000	16,092,450
		47,614,150

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
ENERGY - 2.24%
ConocoPhillips	59,000	$3,937,660
Exxon Mobil Corporation	179,636	14,514,589
		18,452,249
EXCHANGE-TRADED FUNDS - 1.20%
iShares Core S&P 500 ETF	10,000	2,845,600
SPDR S&P 500 ETF Trust	25,000	7,062,000
		9,907,600
FINANCIALS - 9.56%
Allstate Corporation (The)	18,000	1,695,240
American Express Company	32,000	3,497,600
Bank of America Corporation	403,300	11,127,047
BB&T Corporation	42,000	1,954,260
Berkshire Hathaway, Inc. - Class B *	80,000	16,071,200
Charles Schwab Corporation (The)	39,700	1,697,572
Chubb Limited	20,000	2,801,600
Citigroup Inc.	107,000	6,657,540
CME Group Inc.	20,300	3,340,974
Intercontinental Exchange, Inc.	32,000	2,436,480
JPMorgan Chase & Co.	181,000	18,322,630
Marsh & McLennan Companies, Inc.	14,000	1,314,600
Progressive Corporation (The)	34,000	2,451,060
Prudential Financial, Inc.	8,900	817,732
SunTrust Banks, Inc.	27,000	1,599,750
U.S. Bancorp	60,000	2,891,400
		78,676,685
HEALTH CARE - 12.36%
Abbott Laboratories	107,000	8,553,580
Anthem, Inc.	15,000	4,304,700
Baxter International Inc.	33,000	2,683,230
Becton, Dickinson and Company	11,000	2,747,030
Boston Scientific Corporation *	68,000	2,609,840
Centene Corporation *	22,800	1,210,680
Cigna Corporation	19,354	3,112,510
CVS Health Corporation	78,080	4,210,854
Eli Lilly and Company	59,000	7,655,840
HCA Healthcare, Inc.	20,000	2,607,600

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 12.36% (Continued)
Humana Inc.	8,000	$2,128,000
Johnson & Johnson	105,700	14,775,803
Medtronic Public Limited Company	75,000	6,831,000
Merck & Co., Inc.	145,000	12,059,650
Pfizer Inc.	355,000	15,076,850
Thermo Fisher Scientific Inc.	14,000	3,832,080
UnitedHealth Group, Inc.	25,000	6,181,501
Zoetis, Inc.	12,000	1,208,040
		101,788,788
INDUSTRIALS - 7.49%
Boeing Company (The)	34,000	12,968,280
Caterpillar Inc.	27,000	3,658,230
CSX Corporation	54,000	4,040,280
Cummins Inc.	9,000	1,420,830
Deere & Company	21,000	3,356,640
Fortive Corporation	15,000	1,258,350
Honeywell International Inc.	24,000	3,814,080
Ingersoll-Rand Public Limited Company	13,000	1,403,350
Lockheed Martin Corporation	18,000	5,402,880
Norfolk Southern Corporation	19,000	3,550,910
Parker-Hannifin Corporation	9,000	1,544,580
Republic Services, Inc.	19,000	1,527,220
Roper Technologies, Inc.	6,000	2,051,820
Union Pacific Corporation	46,000	7,691,200
United Parcel Service, Inc. - Class B	49,000	5,475,260
Waste Management, Inc.	24,000	2,493,840
		61,657,750
INFORMATION TECHNOLOGY - 18.01%
Accenture plc - Class A	34,000	5,984,680
Adobe Inc. *	14,000	3,730,860
Apple Inc.	77,000	14,626,150
Automatic Data Processing, Inc.	24,000	3,833,760
Broadcom Inc.	25,000	7,517,750
Cisco Systems, Inc.	299,000	16,143,010
Cognizant Technology Solutions Corporation - Class A	36,000	2,608,200
Fiserv, Inc. *	25,000	2,207,000

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 18.01% (Continued)
Intel Corporation	286,500	$15,385,050
Intuit Inc.	15,000	3,921,150
Mastercard Incorporated - Class A	50,000	11,772,500
Microsoft Corporation	331,000	39,038,140
Paychex, Inc.	20,000	1,604,000
Texas Instruments Incorporated	59,000	6,258,130
Visa, Inc. - Class A	71,000	11,089,490
Xilinx, Inc.	20,000	2,535,800
		148,255,670
MATERIALS - 1.47%
Air Products and Chemicals, Inc.	13,000	2,482,480
DowDuPont Inc.	61,294	3,267,583
Ecolab Inc.	17,000	3,001,180
Linde plc	7,000	1,231,510
Sherwin-Williams Company (The)	5,000	2,153,550
		12,136,303
REAL ESTATE - 0.92%
Crown Castle International Corp.	23,000	2,944,000
Prologis, Inc.	19,000	1,367,050
Simon Property Group, Inc.	18,000	3,279,780
		7,590,830
UTILITIES - 1.96%
American Electric Power Company, Inc.	28,000	2,345,000
Dominion Energy, Inc.	30,000	2,299,800
DTE Energy Company	12,000	1,496,880
Exelon Corporation	60,000	3,007,800
NextEra Energy, Inc.	18,000	3,479,760
Southern Company (The)	35,000	1,808,800
Xcel Energy Inc.	30,000	1,686,300
		16,124,340

TOTAL EQUITY SECURITIES (cost - $737,876,994)		817,030,193

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 0.77%
MONEY MARKET FUND - 0.77%
Fidelity Institutional Money Market Government Portfolio - Class I, 2.31% ^ (cost - $6,326,516)	6,326,516	$6,326,516

TOTAL INVESTMENTS - 99.99% (cost - $744,203,510)		823,356,709

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.01%		50,307

NET ASSETS - 100.00%		$823,407,016

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2019:

Cost of portfolio investments	$745,117,179
Gross unrealized appreciation	$98,817,152
Gross unrealized depreciation	(20,577,622)
Net unrealized appreciation	$78,239,530

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model- derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Investments	$817,030,193	$-
Short-Term Investments	6,326,516	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$823,356,709	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2019.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2019, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 7, 2019 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)
Date	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	May 24, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	May 24, 2019

*	Print the name and title of each signing officer under his or her signature.